Stockholders' equity (Tables)	12 Months Ended
Dec. 31, 2018
Stockholders' equity
Schedule of share capital

	December 31, 2018
	ON	PNE	Total
Stockholders
Litel Participações S.A. and Litela Participações S.A.	1,075,773,534	—	1,075,773,534
BNDES Participações S.A.	342,484,176	—	342,484,176
Bradespar S.A.	296,009,366	—	296,009,366
Mitsui & Co., Ltd	286,347,055	—	286,347,055
Foreign investors - ADRs	1,211,272,764	—	1,211,272,764
Foreign institutional investors in local market	1,235,808,225	—	1,235,808,225
FMP - FGTS	54,638,358	—	54,638,358
PIBB - Fund	2,300,038	—	2,300,038
Institutional investors	332,021,902	—	332,021,902
Retail investors in Brazil	289,602,980	—	289,602,980
Brazilian Government (Golden Share)	—	12	12
Outstanding shares	5,126,258,398	12	5,126,258,410
Shares in treasury	158,216,372	—	158,216,372
Total issued shares	5,284,474,770	12	5,284,474,782
Share capital per class of shares (in millions)	61,614	—	61,614
Total authorized shares	7,000,000,000	—	7,000,000,000

Schedule of stockholders' remuneration

2018
Net income of the year	6,860
Appropriation to legal reserve	(343)
Appropriation to tax incentive reserve	(401)
Net income after appropriations to legal reserve and tax incentive reserve	6,116
Minimum mandatory remuneration (i)	1,529
Stockholders' remuneration paid in September, 2018	(2,054)
Appropriation to investments reserve	(4,062)

(i)   Due to the Brazilian legislation, the Company must retain and collect the amount of withholding tax (15%) and cannot be considered when charging the interest on capital to the mandatory dividend, the minimum mandatory remuneration before tax is US$1,799 based on the interest on capital.

Schedule of profit reserves

		Tax incentive	Investments	Additional	Total of profit
	Legal reserve	reserve	reserve	remuneration reserve	reserves
Balance as at December 31, 2016	1,384	377	1,808	634	4,203
Allocation of Income	275	216	3,541	—	4,032
Dividends and interest on capital of Vale's stockholders	—	—	—	(658)	(658)
Translation adjustment	(29)	(13)	(140)	24	(158)
Balance as at December 31, 2017	1,630	580	5,209	—	7,419
Allocation of Income	343	401	4,062	—	4,806
Translation adjustment	(251)	(99)	(907)	—	(1,257)
Balance as at December 31, 2018	1,722	882	8,364	—	10,968

Schedule of unrealized fair value gain (losses)

		Fair value adjustment to
	Retirement benefit	Investment in equity
	obligations	securities	Conversion shares	Total gain (losses)
Balance as at December 31, 2016	(809)	—	(338)	(1,147)
Other comprehensive income	(46)	—	—	(46)
Translation adjustment	10	—	—	10
Balance as at December 31, 2017	(845)	—	(338)	(1,183)
Other comprehensive income	41	60	—	101
Translation adjustment	49	—	—	49
Balance as at December 31, 2018	(755)	60	(338)	(1,033)

Summary of impacts on assets and liabilities from merger of Valepar

August 14, 2017
Current assets	24
Judicial deposits	951
Intangible	964

Current liabilities	20
Provisions for litigation	631
Taxes payable	130
Net assets	1,158

Schedule of shares converted and issued

	Share position before	Conversion of the		Share position after
	conversion	preferred shares	Issue of new shares	conversion
Shares outstanding
ON	3,185,653,000	1,838,235,414	173,543,667	5,197,432,081
PNA/PNE	1,967,721,926	(1,967,721,914)	—	12
	5,153,374,926	(129,486,500)	173,543,667	5,197,432,093
Shares in treasury
ON	31,535,402	55,507,287	—	87,042,689
PNA	59,405,792	(59,405,792)	—	—
Total issued shares	5,244,316,120	(133,385,005)	173,543,667	5,284,474,782